AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2014

Securities Act Registration No. 33-66080

Investment Company Act Registration No. 811-7874

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 48	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 49	☒

JPMORGAN INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, NY 10017

(Address of Principal Executive Offices)

1-800-480-4111

(Registrant’s Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Copies To:

Jon S. Rand, Esq.	Carmine Lekstutis, Esq.
Dechert LLP	JPMorgan Chase & Co.
1095 Avenue of the Americas	270 Park Avenue
New York, NY 10036	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2).

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 48 relates to the following portfolios:

JPMorgan Insurance Trust

JPMorgan Insurance Trust Global Allocation Portfolio

JPMorgan Insurance Trust Income Builder Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Security Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, NY on the 30th day of December, 2014.

JPMorgan Insurance Trust

(Registrant)

ROBERT L. YOUNG*
Robert L. Young
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of JPMorgan Insurance Trust has been signed below by the following persons in the capacities indicated on December 30, 2014.

	JOHN F. FINN*	MITCHELL M. MERIN*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*	WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee & Chairman	William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*	ROBERT A. ODEN, JR.*
	Robert J. Higgins Trustee	Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*	MARIAN U. PARDO*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	PETER C. MARSHALL*	FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*	JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

	MARILYN MCCOY*	Principal Executive Officer
	Marilyn McCoy Trustee	ROBERT L. YOUNG*
Robert L. Young President and Principal Executive Officer
Principal Accounting and Financial Officer

LAURA M. DEL PRATO*
Laura M. Del Prato Treasurer and Principal Financial Officer

*By	/S/ CARMINE LEKSTUTIS
Carmine Lekstutis Attorney-in-Fact

22

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase